Product Sales Contracts (Tables)	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Schedule of Costs, Estimated Earnings (Losses) and Billings Recognized Using Percentage-Of-Completion Method
Costs, estimated earnings and billings on uncompleted contracts that are recognized using the percentage-of-completion method consisted of the following (in thousands):

	December 31,
	2017	2016
Costs incurred on uncompleted contracts	$314,033	$205,527
Estimated earnings on uncompleted contracts	59,772	42,905
	373,805	248,432
Less — billings to date on uncompleted contracts	(422,675)	(256,318)
	$(48,870)	$(7,886)

Schedule of Costs, Estimated Earnings and Billings Presented in the Accompanying Financial Statements
Costs, estimated earnings and billings on uncompleted contracts are presented in the accompanying financial statements as follows (in thousands):

	December 31,
	2017	2016
Costs and estimated earnings in excess of billings on uncompleted contracts	$40,695	$21,299
Billings on uncompleted contracts in excess of costs and estimated earnings	(89,565)	(29,185)
	$(48,870)	$(7,886)